Condensed Consolidated Statements of Stockholders' Equity and Mezzanine Equity (USD $) In Thousands	Total	Common Stock [Member]	Paid In Capital [Member]	Common Stock in Treasury [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total Stock-holders' Equity [Member]	Non-controlling Interest in Subsidiaries [Member]	Deferred Compensation - Unearned ESOP Shares [Member]	Total Mezzanine Equity [Member]	Redeemable Common Stock [Member]	Redeemable Convertible Preferred Stock [Member]
Beginning Balance, Value at Mar. 31, 2011	$ (245,227)	$ 11,957	$ 39,702	$ (450,291)	$ (1,447)	$ 134,373	$ (265,706)	$ 20,479	$ (165,816)	$ 493,674	$ 430,276	$ 229,214
Beginning Balance, Shares at Mar. 31, 2011		110,003		101,958					19,736		38,268	27,277
Net income	44,431					43,260	43,260	1,171
Other comprehensive income (loss)	(434)				72		72	(506)
Redeemable Convertible Preferred Stock dividend	(564)					(564)	(564)
Common stock dividend	(4,367)					(4,367)	(4,367)
Dividend paid to noncontrolling interest holder	(516)							(516)
Allocation of ESOP shares to participants for compensation, Value	(420)		(420)				(420)		5,377	5,377
Allocation of ESOP shares to participants for compensation, Shares									(546)
Dividend	(104)					(104)	(104)		104	104
Dividend ( in shares)									(9)
Exercise of common stock options, Value	835		(1,305)	2,140			835
Exercise of common stock options, Shares				(485)
Redemption of common shares to exercise stock options, Value			1,278	(1,278)
Redemption of common shares to exercise stock options, Shares				118
Stock based compensation	811		811				811
Restricted stock awards, Value	356		(153)	509			356
Restricted stock awards, Shares				(85)
Redemption of Redeemable Convertible Preferred Stock, Value										(3,579)		(3,579)
Redemption of Redeemable Convertible Preferred Stock, Shares												(424)
Purchase of common stock	(663)			(663)			(663)
Purchase of common stock, Shares				66
Reclassification of common stock to Redeemable Common Stock, Value	(252)		(252)				(252)			252	252
Reclassification of common stock to Redeemable Common Stock, Shares		(24)									24
Adjustments to Redeemable Common Stock fair value measurement	(51,478)					(51,478)	(51,478)			51,478	51,478
Adjustments to Redeemable Common Stock fair value measurement	(10,257)					(10,257)	(10,257)		(28,537)	10,257		38,794
Ending Balance, Value at Mar. 31, 2012	(267,849)	11,957	39,661	(449,583)	(1,375)	110,863	(288,477)	20,628	(188,872)	557,563	482,006	264,429
Ending Balance, Shares at Mar. 31, 2012		109,979		101,572					19,181		38,292	26,853
Net income	30,178					28,159	28,159	2,019
Other comprehensive income (loss)	1,717				519		519	1,198
Redeemable Convertible Preferred Stock dividend	(625)					(625)	(625)
Common stock dividend	(4,817)					(4,817)	(4,817)
Dividend paid to noncontrolling interest holder	(580)							(580)
Allocation of ESOP shares to participants for compensation, Value	(282)		(282)				(282)		7,565	7,565
Allocation of ESOP shares to participants for compensation, Shares									(711)
Dividend	(110)					(110)	(110)		110	110
Dividend ( in shares)									(9)
Exercise of common stock options, Value	1,033		(403)	1,436			1,033
Exercise of common stock options, Shares				(325)
Redemption of common shares to exercise stock options, Value			805	(805)
Redemption of common shares to exercise stock options, Shares				66
Stock based compensation	539		539				539
Restricted stock awards, Value	1,462		832	630			1,462
Restricted stock awards, Shares				(141)
Redemption of Redeemable Convertible Preferred Stock, Value										(3,031)		(3,031)
Redemption of Redeemable Convertible Preferred Stock, Shares												(306)
Purchase of common stock	(249)			(249)			(249)
Purchase of common stock, Shares	19			19
Adjustments to Redeemable Common Stock fair value measurement	(40,270)					(40,270)	(40,270)			40,270	40,270
Adjustments to Redeemable Common Stock fair value measurement	(5,869)					(5,869)	(5,869)		(15,280)	5,869		21,149
Ending Balance, Value at Mar. 31, 2013	(285,722)	11,957	41,152	(448,571)	(856)	87,331	(308,987)	23,265	(196,477)	608,346	522,276	282,547
Ending Balance, Shares at Mar. 31, 2013		109,979		101,191					18,461		38,292	26,547
Net income	34,493					33,618	33,618	875
Other comprehensive income (loss)	(3,053)				(1,783)		(1,783)	(1,270)
Redeemable Convertible Preferred Stock dividend	(355)					(355)	(355)
Common stock dividend	(2,724)					(2,724)	(2,724)
Dividend paid to noncontrolling interest holder	(490)							(490)
Allocation of ESOP shares to participants for compensation, Value	(1,023)		(1,023)				(1,023)		6,049	6,049
Allocation of ESOP shares to participants for compensation, Shares									(537)
Exercise of common stock options, Value	526		109	417			526
Exercise of common stock options, Shares				(94)
Redemption of common shares to exercise stock options, Value			204	(204)
Redemption of common shares to exercise stock options, Shares				14
Stock based compensation	246		246				246
Restricted stock awards, Value	1,178		850	328			1,178
Restricted stock awards, Shares				(104)
Redemption of Redeemable Convertible Preferred Stock, Value										(3,146)		(3,146)
Redemption of Redeemable Convertible Preferred Stock, Shares												(297)
Purchase of common stock	(171)			(171)			(171)
Purchase of common stock, Shares				14
Reclassification of common stock to Redeemable Common Stock, Value	(385)		(385)				(385)			385	385
Reclassification of common stock to Redeemable Common Stock, Shares		(28)									28
Adjustments to Redeemable Common Stock fair value measurement	(30,528)					(30,528)	(30,528)			30,528	30,528
Adjustments to Redeemable Common Stock fair value measurement	(4,764)					(4,764)	(4,764)		(11,409)	4,764		16,173
Ending Balance, Value at Sep. 30, 2013	(292,772)	11,957	41,153	(448,201)	(2,639)	82,578	(315,152)	22,380	(201,837)	646,926	553,189	295,574
Ending Balance, Shares at Sep. 30, 2013		109,951		101,021					17,924		38,320	26,250
Beginning Balance, Value at Mar. 31, 2013	(285,722)	11,957	41,152	(448,571)	(856)	87,331	(308,987)	23,265	(196,477)	608,346	522,276	282,547
Beginning Balance, Shares at Mar. 31, 2013		109,979		101,191					18,461		38,292	26,547
Net income	12,874					11,124	11,124	1,750
Other comprehensive income (loss)	(6,406)				(5,121)		(5,121)	(1,285)
Redeemable Convertible Preferred Stock dividend	(10,021)					(10,021)	(10,021)
Common stock dividend	(80,102)					(80,102)	(80,102)
Dividend paid to noncontrolling interest holder	(1,154)							(1,154)
Allocation of ESOP shares to participants for compensation, Value	(203)		(203)				(203)		8,093	8,093
Allocation of ESOP shares to participants for compensation, Shares									(725)
Dividend	(118)					(118)	(118)		118	118
Dividend ( in shares)									(9)
Exercise of common stock options, Value	1,035		(861)	1,896			1,035
Exercise of common stock options, Shares				(428)
Redemption of common shares to exercise stock options, Value			1,187	(1,187)
Redemption of common shares to exercise stock options, Shares				85
Stock based compensation	2,517		2,517				2,517
Restricted stock awards, Value	1,849		1,363	486			1,849
Restricted stock awards, Shares				(118)
Redemption of Redeemable Convertible Preferred Stock, Value										(4,428)		(4,428)
Redemption of Redeemable Convertible Preferred Stock, Shares												(418)
Purchase of common stock	(1,063)			(1,063)			(1,063)
Purchase of common stock, Shares	80			80
Reclassification of common stock to Redeemable Common Stock, Value	(385)		(385)				(385)			385	385
Reclassification of common stock to Redeemable Common Stock, Shares		(28)									28
Adjustments to Redeemable Common Stock fair value measurement	(26,458)		(22,223)			(4,235)	(26,458)			26,458	26,458
Adjustments to Redeemable Common Stock fair value measurement	(3,979)					(3,979)	(3,979)		(9,622)	3,979		13,601
Ending Balance, Value at Mar. 31, 2014	(397,336)	11,957	22,547	(448,439)	(5,977)		(419,912)	22,576	(197,888)	642,951	549,119	291,720
Ending Balance, Shares at Mar. 31, 2014		109,951		100,810					17,727		38,320	26,129
Net income	37,437					36,631	36,631	806
Other comprehensive income (loss)	(3,418)				(2,506)		(2,506)	(912)
Dividend paid to noncontrolling interest holder	(584)							(584)
Allocation of ESOP shares to participants for compensation, Value	983		983				983		4,391	4,391
Allocation of ESOP shares to participants for compensation, Shares									(537)
Exercise of common stock options, Value	523		174	349			523
Exercise of common stock options, Shares				(78)
Redemption of common shares to exercise stock options, Value			93	(93)
Redemption of common shares to exercise stock options, Shares				7
Initial Public Offering (IPO), Value	72,298	53	72,245				72,298
Stock based compensation	1,817		1,817				1,817
Initial Public Offering (IPO), Shares		5,289
Restricted stock awards, Value	1,998		1,489	509			1,998
Reclassification of liability classified stock options upon IPO	1,522		1,522				1,522
Restricted stock awards, Shares				(114)
Adjustments to Redeemable Convertible Preferred Stock fair value measurement	(11,054)					(11,054)	(11,054)		(23,849)	11,054		34,903
Termination of redemption feature upon IPO, Value	615,040	383	614,657				615,040			(615,040)	(615,040)
Termination of redemption feature upon IPO, Shares		38,320									(38,320)
Adjustments to Redeemable Common Stock fair value measurement	(65,921)		(40,344)			(25,577)	(65,921)			65,921	65,921
Ending Balance, Value at Sep. 30, 2014	$ 253,305	$ 12,393	$ 675,183	$ (447,674)	$ (8,483)		$ 231,419	$ 21,886	$ (217,346)	$ 109,277		$ 326,623
Ending Balance, Shares at Sep. 30, 2014		153,560		100,625					17,190			26,129